Debt - Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014		Dec. 31, 2013		Oct. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt and capital lease obligations, gross, including current maturities	$ 11,151		$ 11,784			$ 15,575
Current maturities of long-term debt	(3)		(4)			(392)
Unamortized discount on senior secured term loan facility	(24)		(29)			0
Long-term debt	11,124		11,751			15,183
Senior secured term loan facility [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.50%		3.75%
Long-term debt, gross	5,300		6,000		7,600	0
Senior Notes [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	5.625%		5.625%		5.625%
Long-term debt, gross	1,500		1,500		1,500	0
Commercial mortgage-backed securities loan [member]
Debt Instrument [Line Items]
Debt instrument, weighted average interest rate	4.05%		4.05%
Long-term debt, gross	3,500	[1]	3,500	[1],[2]	3,500	0
Mortgage loan [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	2.30%		2.32%
Long-term debt, gross	525		525		525	0
Senior Mortgage Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage						2.51%
Long-term debt, gross			0			7,271	[3]
Secured mezzanine loans with an average rate [member]
Debt Instrument [Line Items]
Debt instrument, weighted average interest rate						4.12%
Long-term debt, gross			0			7,697	[3]
Secured Mezzanine Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage						4.71%
Long-term debt, gross			0			240	[3]
Mortgage notes [member]
Debt Instrument [Line Items]
Debt instrument, weighted average interest rate	5.17%		6.13%
Long-term debt, gross	196		133			134
Other unsecured notes [member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	7.50%		7.50%
Long-term debt, gross	54		53			149	[4]
Capital lease obligations [member]
Debt Instrument [Line Items]
Debt instrument, weighted average interest rate	6.06%		5.88%
Long-term debt, gross	76		73			83
Contingently Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage						3.38%
Long-term debt, gross			0	[5]		1
Unsecured Notes 8due 2031 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage						8.00%
Long-term debt, gross			96			96
Variable rate [member] | Commercial mortgage-backed securities loan [member]
Debt Instrument [Line Items]
Long-term debt, gross			$ 875

[1]	The initial maturity date of the variable-rate component of this borrowing is November 1, 2015. We assumed all extensions, which are solely at our option, were exercised.
[2]	The initial maturity date of the $875 million variable-rate component of this borrowing is November 1, 2015. We have assumed all extensions, which are solely at our option, were exercised.
[3]	The rates are as of December 31, 2012, since the senior mortgage and secured mezzanine loans were paid in full on October 25, 2013.
[4]	The balance as of December 31, 2012, included $96 million of our 8 percent unsecured notes due 2031 that were paid in full on November 25, 2013.
[5]	The balance was less than $1 million as of December 31, 2013.